Document and Entity Information	Dec. 11, 2020
Prospectus:
Document Type	497
Document Period End Date	Dec. 11, 2020
Entity Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 11, 2020
Document Effective Date	Dec. 11, 2020
Prospectus Date	Sep. 28, 2020
MFS® Conservative Allocation Fund | R3
Prospectus:
Trading Symbol	MACNX
MFS® Conservative Allocation Fund | R2
Prospectus:
Trading Symbol	MCARX
MFS® Conservative Allocation Fund | R1
Prospectus:
Trading Symbol	MACKX
MFS® Conservative Allocation Fund | I
Prospectus:
Trading Symbol	MACIX
MFS® Conservative Allocation Fund | C
Prospectus:
Trading Symbol	MACVX
MFS® Conservative Allocation Fund | B
Prospectus:
Trading Symbol	MACBX
MFS® Conservative Allocation Fund | 529C
Prospectus:
Trading Symbol	ECACX
MFS® Conservative Allocation Fund | 529B
Prospectus:
Trading Symbol	EBCAX
MFS® Conservative Allocation Fund | 529A
Prospectus:
Trading Symbol	ECLAX
MFS® Conservative Allocation Fund | R4
Prospectus:
Trading Symbol	MACJX
MFS® Conservative Allocation Fund | A
Prospectus:
Trading Symbol	MACFX